Amounts receivable	6 Months Ended
Feb. 28, 2023
Amounts Receivable
Amounts receivable

4.	Significant accounting judgments, estimates and assumptions

The preparation of consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the carrying amount of assets and liabilities and the reported amount of revenues and expenses. The following discusses the most significant accounting policy judgments and accounting estimates that the Company has made in the preparation of these interim condensed consolidated financial statements.

a)	Production Start Date

Management assesses the stage of each mine development project to determine when a mine moves into the production stage. The criteria used to assess the start date of a mine are determined based on the unique nature of each mine development project. The Company considers various relevant criteria to assess when the mine is substantially complete, ready for its intended use and moves into the production phase. Some of the criteria include, but are not limited to, the following:

•	A significant level of capital expenditures compared to construction cost estimates are complete,
•	Ability to produce gold in saleable form within specifications has been achieved,
•	Reasonable period for testing has been completed, and
•	Reasonable level of ongoing production based on mill throughput, recovery rates and mill availability.

On November 1, 2022, the Company declared commercial production for the 1,000+ tpd processing plant at Buckreef after successful construction, commissioning and ramp-up of processing to a steady state throughput of 1,000+ tpd. The processing plant was running consistently at or above nameplate capacity since October 2022 with gold recoveries exceeding 90%. All major construction activities were completed and Buckreef demonstrated its ability to sustain ongoing production levels.

b)	Units-of-Production

Management estimates recoverable proven and probable mineral reserves in determining the depreciation and amortization of certain mineral property, plant and equipment that is expected to be used for the duration of the mine life. This results in a depreciation charge proportional to the recovery of the anticipated ounces of gold. The life of the asset is assessed annually and considers its physical life limitations and present assessment of economically recoverable reserves of the mine property at which the asset is located. The calculations require the use of estimates and assumptions, including the amount of recoverable proven and probable mineral reserves. The Company’s units of production calculations are based on recovered ounces of gold poured.

c)	Stripping costs in the Production Phase of a Surface Mine

Significant judgement is required to distinguish between development stripping and production stripping and to distinguish between the production stripping that relates to the extraction of inventory and that which relates to the creation of a stripping activity asset.

The Company identifies the separate components of the ore bodies for its mining operations. An identifiable component is a specific volume of the ore body that is made more accessible by the stripping activity. Significant judgement is required to identify and define these components, and also to determine the expected volumes of waste to be stripped and ore to be mined in each of these components. The assessment is based on the information available in the mine plan. The mine plans and, therefore, the identification of components, may change for a number of reasons as new information becomes available. These include, but are not limited to, the geographic location and geological characteristics of the ore body, and/or financial considerations.

Judgement is also required to identify a suitable production measure to be used to allocate production stripping costs between inventory and any stripping activity asset. Management estimates the cost of deferred stripping activities as the excess waste material moved above the average strip ratio to provide access to further quantities of ore that is expected to be mined in future periods.

Furthermore, judgements and estimates are also used to apply the units-of-production method in determining the depreciable lives of stripping activity assets.

5.	Amounts receivable

	February 28, 2023	August 31, 2022
Sales tax receivable(1)	$5,952	$4,359
Prepaid gold purchase receivable (Note 9)	-	2,500
Other	55	40
	6,007	6,899
Less: Long-term portion	(3,738)	(4,359)
Total amounts receivable	$2,269	$2,540

(1)	Sales tax receivables consist of harmonized services tax and value added tax (“VAT”) due from Canadian and Tanzanian tax authorities, respectively. Tanzanian tax regulations allow for VAT receivable to be refunded or set-off against taxes due to the Tanzania Revenue Authority (“TRA”). VAT which the Company does not expect to recover within the next 12 months has been classified as long-term assets.

As at February 28, 2023, $0.2 million (August 31, 2022 - $nil) of VAT has been written-off. The Company held no collateral for any receivables.